Share-Based Payments - Warrants (Details)		3 Months Ended
	Jan. 04, 2021 kr / shares	Mar. 31, 2021 kr / shares	Mar. 31, 2020 kr / shares
Share-Based Payments
Warrants as a percentage of outstanding shares		11.50%	12.60%
Warrants
Share-Based Payments
Vesting period		36 months
Warrants granted		0
Warrants granted, price per share		kr 1	kr 1
Ordinary shares | Stock Split
Share-Based Payments
Share split ratio	2
Bonus issue share ratio	17
Nominal value per share prior to stock split	kr 2
Nominal value per share	kr 1
Ordinary shares | Warrants | Stock Split
Share-Based Payments
Increase in number of warrants, ratio	36
Warrants granted exercise price, prior to stock split	kr 2
Warrants granted, price per share	kr 1